American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND
NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND
VEEDOT® FUND * VISTA(SM) FUND

Supplement dated June 26, 2008 * Statement of Additional Information dated March 1, 2008

THE FOLLOWING REPLACES THE ENTRIES FOR E.A. PRESCOTT LEGARD, JOSEPH REILAND AND
GREGORY J. WOODHAMS IN THE Accounts Managed CHART ON PAGE 63 AND 64,
RESPECTIVELY, OF THE STATEMENT OF ADDITIONAL INFORMATION. IN ADDITION, AN ENTRY
IS ADDED FOR JUSTIN M. BROWN. THIS INFORMATION IS PROVIDED AS OF JUNE 23, 2008.
THE ENTRIES FOR ROBERT BROOKBY AND JERRY SULLIVAN ARE DELETED FROM THE CHART.

                                                                        OTHER
                                                                        ACCOUNTS
                                    REGISTERED                          (E.G., SEPARATE
                                    INVESTMENT                          ACCOUNTS AND
                                    COMPANIES          OTHER POOLED     CORPORATE
                                    (E.G., AMERICAN    INVESTMENT       ACCOUNTS
                                    CENTURY FUNDS      VEHICLES (E.G.,  INCLUDING
                                    AND AMERICAN       COMMINGLED       INCUBATION
                                    CENTURY -          TRUSTS AND       STRATEGIES
                                    SUBADVISED         529 EDUCATION    AND CORPORATE
                                    FUNDS)             SAVINGS PLANS    MONEY)
-----------------------------------------------------------------------------------------
Justin M.    Number of Accounts     1                  0                3
Brown        ----------------------------------------------------------------------------
             Assets                 $452,799,356(1)    N/A              $84,548,322(3)
-----------------------------------------------------------------------------------------
E. A.        Number of Accounts     7                  0                 6
Prescott
LeGard       ----------------------------------------------------------------------------
             Assets                 $7,043,124,622(2)  N/A              $1,018,778,728(3)
-----------------------------------------------------------------------------------------
Joseph       Number of Accounts     2                  0                1
Reiland      ----------------------------------------------------------------------------
             Assets                 $465,721,359(4)    N/A              $1,082,553
-----------------------------------------------------------------------------------------
Gregory J.   Number of Accounts     8                  0                7
Woodhams     ----------------------------------------------------------------------------
             Assets                 $7,056,046,626(5)  N/A              $1,019,861,281(3)
-----------------------------------------------------------------------------------------

(1)  INCLUDES $452,799,356 IN FUNDAMENTAL EQUITY.

(2)  INCLUDES $9,212,446 IN CAPITAL GROWTH, $452,799,356 IN FUNDAMENTAL
     EQUITY, $4,202,639,853 IN GROWTH AND $98,622,142 IN NT GROWTH.

(3)  ONE OF THE ACCOUNTS INCLUDED IN THE TOTAL, WITH ASSETS OF $28,147,717,
     HAS A PERFORMANCE-BASED ADVISORY FEE.

(4)  INCLUDES $12,922,003 IN FOCUSED GROWTH AND $452,799,356 IN FUNDAMENTAL
     EQUITY.

(5)  INCLUDES $9,212,446 IN CAPITAL GROWTH, $12,922,003 IN FOCUSED GROWTH,
     $452,799,356 IN FUNDAMENTAL EQUITY, $4,202,639,853 IN GROWTH AND
     $98,622,142 IN NT GROWTH.

THE FOLLOWING REPLACES THE ENTRY FOR FUNDAMENTAL EQUITY IN THE Ownership of
Securities CHART ON PAGE 68 OF THE STATEMENT OF ADDITIONAL INFORMATION. THIS
INFORMATION IS PROVIDED AS OF JUNE 23, 2008.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Fundamental Equity
  Justin M. Brown                     C
--------------------------------------------------------------------------------
  E. A. Prescott LeGard               C
--------------------------------------------------------------------------------
  Joseph Reiland                      C
--------------------------------------------------------------------------------
  Gregory J. Woodhams                 C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61237 0806